UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22783

Oppenheimer SteelPath Master MLP Fund, LLC
(Exact name of registrant as specified in charter)

6803 S. TucsonWay
Centennial, CO 80112-3924
(Address of principal executive offices) (Zip Code)

Arthur S. Gabinet
OFI SteelPath, Inc.
Two World Financial Center
New York, NY 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Table of Contents
Fund Expenses	4
Top Holdings and Allocations	6
Statement of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Portfolio Proxy Voting Policies and Procedures; Updates to Statements of Investments	23
Directors and Officers	24

PORTFOLIO MANAGERS: Stuart Cartner and Brian Watson, CFA

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/14

	Oppenheimer SteelPath Master MLP Fund, LLC	Alerian MLP Index	S&P 500 Index
6-Month	12.39%	7.25%	12.51%
1-Year	17.36	8.54	21.86
Since Inception (12/28/12)	29.19	24.89	28.57

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the data quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized.

The Fund’s performance is compared to the performance of the Alerian MLP Index and the S&P 500 Index. The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships that provides investors with an unbiased, comprehensive benchmark for this asset class. The index, which is calculated using a float-adjusted, capitalization-weighted methodology, is disseminated real-time on a total-return basis (AMZX).The S&P 500 Index is an index of large-capitalization equity securities that is a measure of the general domestic stock market. The Indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative

2  OPPENHEIMER STEELPATH MASTER MLP FUND

purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Shares of Oppenheimer SteelPath Master MLP Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

OPPENHEIMER STEELPATH MASTER MLP FUND  3

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period, October 1, 2013 and held for the entire 6 month period ended March 31, 2014.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4  OPPENHEIMER STEELPATH MASTER MLP FUND

	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During 6 Months Ended March 31, 2014 1,2
Actual	$1,000.00	$1,123.90	$4.53
Hypothetical	$1,000.00	$1,020.74	$4.31

1.
Actual expenses paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) from October 1, 2013 to March 31, 2014.

2.	Hypothetical Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The annualized expense ratio based on the six months ended March 31, 2014 is 0.85%.

OPPENHEIMER STEELPATH MASTER MLP FUND  5

Top Holdings and Allocations

TOP TEN MASTER LIMITED PARTNERSHIP HOLDINGS

Summit Midstream Partners LP	7.06%
Seadrill Partners LLC	6.14%
Energy Transfer Equity LP	5.18%
Buckeye Partners LP	4.74%
Sunoco Logistics Partners LP	4.43%
Access Midstream Partners LP	4.41%
Magellan Mistream Partners LP	4.39%
ONEOK Partners LP	4.04%
Energy Transfer Partners LP	3.96%
MarkWest Energy Partners LP	3.51%

Portfolio holdings and allocations are subject to change.  Percentages are as of March 31, 2014, and based on net assets.

PORTFOLIO ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on the total value of investments.

6  OPPENHEIMER STEELPATH MASTER MLP FUND

STATEMENT OF INVESTMENTS March 31, 2014 / Unaudited

Description	Shares	Value
Master Limited Partnership Shares — 86.3%
Coal — 1.5%
Alliance Holdings GP LP	198	$12,300
Alliance Resource Partners LP	203	17,080
Total Coal		29,380

Diversified — 7.1%
Enterprise Products Partners LP	265	18,380
ONEOK Partners LP	1,249	66,884
Williams Partners LP	999	50,889
Total Diversified		136,153

Gathering/Processing — 26.0%
Access Midstream Partners LP	1,270	73,089
Compressco Partners LP	240	6,062
Crestwood Midstream Partners LP	734	16,544
DCP Midstream Partners LP	1,147	57,465
EnLink Midstream Partners LP	993	30,207
Exterran Partners LP	888	25,308
MarkWest Energy Partners LP	891	58,200
Midcoast Energy Partners LP	658	13,588
Regency Energy Partners LP	1,938	52,752
Southcross Energy Partners LP	229	3,882
Summit Midstream Partners LP	2,717	116,913
Targa Resources Partners LP	700	39,382
Western Gas Equity Partners LP	102	$5,009
Total Gathering/Processing		498,401

Marine — 7.5%
Seadrill Partners LLC	3,388	101,640
Teekay LNG Partners LP	1,022	42,239
Total Marine		143,879

Natural Gas Pipelines — 9.7%
Energy Transfer Equity LP	1,836	85,833
Energy Transfer Partners LP	1,218	65,516
TC Pipelines LP	736	35,277
Total Natural Gas Pipelines		186,626

Petroleum Transportation — 34.5%
Buckeye Partners LP	1,046	78,502
Delek Logistics Partners LP	196	6,527
GasLog, Ltd.	800	18,632
Genesis Energy LP	1,003	54,362
Global Partners LP	791	28,919
Holly Energy Partners LP	1,289	42,756
Magellan Midstream Partners LP	1,042	72,669
Martin Midstream Partners LP	305	13,130
MPLX LP	226	11,072
NGL Energy Partners LP	1,260	47,288
NuStar Energy LP	422	23,189
NuStar GP Holdings LLC	1,107	37,682
Oiltanking Partners LP	444	34,237

OPPENHEIMER STEELPATH MASTER MLP FUND  7

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Description	Shares	Value
Plains All American Pipeline LP	1,022	$56,333
Sunoco Logistics Partners LP	808	73,431
Susser Petroleum Partners LP	60	2,109
Tesoro Logistics LP	684	41,184
TransMontaigne Partners LP	457	19,687
Total Petroleum Transportation		661,709

Total Master Limited Partnership Shares
(identified cost $1,268,705)		1,656,148

Common Stock — 4.1%
Marine — 2.1%
Golar LNG Partners LP	1,013	30,289
Teekay Offshore Partners LP	332	10,863
Total Marine		41,152

Petroleum Transportation — 2.0%
Enbridge Energy Management LLC 1	1,358	37,630

Total Common Stock
(identified cost $77,967)		78,782

Short-Term Investments — 8.6%
Master Limited Partnership Shares — 8.6%
Fidelity Institutional Money Market Fund, Class I , 0.048% 2	166,086	$166,086

Total Short-Term Investments
(identified cost $166,086)		166,086

Total Investments — 99.0%
(identified cost $1,512,758)		1,901,016
Other Assets In Excess of Liabilities — 1.0%		18,785
Net Assets — 100.0%		$1,919,801

8  OPPENHEIMER STEELPATH MASTER MLP FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments

LLC — Limited Liability Company

LP — Limited Partnership

1.	Non-income producing.

2.	Variable rate security; the coupon rate represents the rate at March 31, 2014.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MASTER MLP FUND  9

STATEMENT OF ASSETS AND LIABILITIES March 31, 2014 / Unaudited

Assets
Investments at cost	$1,512,758
Investments at value - see accompanying Statement of Investments	1,901,016

Receivable for beneficial interest sold	1,642
Dividend receivable	6
Prepaid expenses	24,218
Total Assets	1,926,882

Liabilities
Payable for investments purchased	2,297
Payable to Manager	2,684
Other liabilities	2,100
Total Liabilities	7,081

Net Assets - Applicable to 139,189 shares of beneficial interest outstanding	$1,919,801

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$13.79

See accompanying Notes to Financial Statements.

10  OPPENHEIMER STEELPATH MASTER MLP FUND

STATEMENT OF OPERATIONS For the Period Ended March 31, 2014 / Unaudited

Investment Income
Distributions from Master Limited Partnerships	$140,652
Dividend Income	58
Total investment income	140,710

Expenses
Management fee	18,059
Administration fees	643
Directors’ compensation	3,115
Other	754
Total expenses, before waivers	22,571
Less expense waivers	(643)
Net expenses	21,928

Net investment income	118,782

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gains
Investments	551,793
Net Change in Unrealized Appreciation/(Depreciation):
Investments	(98,384)
Net realized and unrealized gains on investments	453,409
Change in net assets resulting from operations	$572,191

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MASTER MLP FUND  11

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Period Ended September 30, 2013 1
Operations
Net investment income	$118,782	$107,204
Net realized gain/(loss) on investments	551,793	(1,983)
Net change in unrealized appreciation/(depreciation) on investments	(98,384)	486,642
Change in net assets resulting from operations	572,191	591,863

Beneficial Interest Transactions
Net increase/(decrease) in net assets resulting from beneficial interest transactions:
Proceeds from contributions	2,682,121	4,178,566
Payments for withdrawls	(5,853,326)	(351,614)
Change in net assets resulting from beneficial interest transactions	(3,171,205)	3,826,952
Change in net assets	(2,599,014)	4,418,815

Net Assets
Beginning of period	4,518,815	100,000
End of period	$1,919,801	$4,518,815

1.	For the period from December 28, 2012 (commencement of operations) through September 30, 2013. See Note 1 of the accompanying notes.

See accompanying Notes to Financial Statements.

12  OPPENHEIMER STEELPATH MASTER MLP FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Period Ended September 30, 2013 1
Per Share Operating Data
Net Asset Value, Beginning of Period	$12.27	$10.00
Income from investment operations:
Net investment gain 2	0.30	0.36
Net realized and unrealized gains	1.22	1.91
Total from investment operations	1.52	2.27
Increase from Operations	1.52	2.27
Net Asset Value, End of Period	$13.79	$12.27

Total Return 3	12.39%	22.70%

Supplemental Data
Net Assets, End of Period (000's)	$1,920	$4,519
Average net assets, (000's)	$5,102	$3,535

Ratio to average net assets 4
Net investment income	4.67%	4.04%
Gross expenses	0.88%	4.03%
Expense waiver	(0.03%)	(3.18%)
Net expenses	0.85%	0.85%

Portfolio Turnover Rate 3	50%	10%

1.	For the period from December 28, 2012 (commencement of operations) through September 30, 2013. See Note 1 of the accompanying notes.

2.	Per share amounts calculated based on average shares outstanding during the period.

3.	Not annualized for periods less than one full year.

4.	Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MASTER MLP FUND  13

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer SteelPath Master MLP Fund, LLC (the “Fund”) was organized on November 7, 2012 as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI SteelPath, Inc. (the “Manager”). As of March 31, 2014, 100% of the shares of the Fund were owned by other funds advised or sub-advised by the Manager or an affiliate of the Manager.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The following is a summary of significant accounting policies consistently followed by the Fund.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of MLPs.

The Fund seeks to achieve its investment objective by normally investing substantially all of its net assets in the equity securities of a minimum of 40 MLPs. MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

14  OPPENHEIMER STEELPATH MASTER MLP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Concentration Risk. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in securities of MLP’s, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

Semiannual Period. The last day of the Fund’s semi-annual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax position expected to be taken in the Funds’ 2014 tax returns. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

OPPENHEIMER STEELPATH MASTER MLP FUND  15

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Investment Income. Partnership distributions and dividend income are recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.015%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

16  OPPENHEIMER STEELPATH MASTER MLP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

OPPENHEIMER STEELPATH MASTER MLP FUND  17

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and

18  OPPENHEIMER STEELPATH MASTER MLP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

Level 2 - inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks etc.)

Level 3 - significant unobservable inputs (including the Manager’s own judgments about assumptions that participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$1,656,148	$—	$—	$1,656,148
Common Stocks	78,782	—	—	78,782
Short-Term Investments	166,086	—	—	166,086
Total	$1,901,016	$—	$—	$1,901,016

*	For a detailed break-out of securities by major industry classification, please refer to the Statement of Investments.

OPPENHEIMER STEELPATH MASTER MLP FUND  19

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

The Fund did not hold any Level 2 or Level 3 securities during the six months ended March 31, 2014.

There have been no transfers between pricing levels for the Fund. It is the Fund’s policy to recognize transfers at the end of the reporting period.

3. Shares of Beneficial Interest.

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2014		Period Ended September 30, 2013
	Shares	Dollars	Shares	Dollars
Contributions	206,628	$2,682,121	387,264	$4,178,566
Withdrawls	(435,628)	(5,853,326)	(29,074)	(351,614)
Net Increase/(decrease)	(229,000)	$(3,171,205)	358,190	$3,826,952

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March, 31 2014.

	Purchases	Sales
Investment securities	$2,419,378	$5,518,758

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.70%. Certain officers and Directors of the Fund are also officers and directors of the Manager.

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Net expenses” would not exceed 0.85% of average annual net assets. During the six months ended March 31, 2014, the Manager reimbursed $643.00.

20  OPPENHEIMER STEELPATH MASTER MLP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

6. Pending Litigation

Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On March 5, 2014, the parties in six of these lawsuits executed stipulations and agreements of settlement resolving those actions. The settlements are subject to a variety of contingencies, including approval by the court. The settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer Rochester California Municipal Fund.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs alleged breach of contract and common law fraud claims against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court

OPPENHEIMER STEELPATH MASTER MLP FUND  21

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

6. Pending Litigation (Continued)

granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court’s dismissal order. On January 7, 2014, the appellate court affirmed the trial court’s dismissal order. On March 28, 2014, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleged breach of contract and common law fraud claims against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On March 28, 2014, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleged breach of contract against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On November 8, 2013, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

22  OPPENHEIMER STEELPATH MASTER MLP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL.OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OPPENHEIMER STEELPATH MASTER MLP FUND  23

OPPENHEIMER STEELPATH MASTER MLP FUND

Directors and Officers	Sam Freedman, Chairman of the Board of Directors, and Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Richard F. Grabish, Director
Beverly L. Hamilton, Director
Victoria J, Herget, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
Karen L. Stuckey, Director
James D. Vaughn, Director
William F. Glavin, Jr., Director, President and Principal Executive Officer
Stuart Cartner, Vice President
Brian Watson, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI SteelPath, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	UMB Fund Services, Inc.

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd.

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2014 OppenheimerFunds, Inc. All rights reserved.

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OPPENHEIMER STEELPATH MASTER MLP FUND  25

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Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.  Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing exhibit.
Not applicable to semi-annual reports.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath MLP Master Fund, LLC

/s/ William F. Glavin Jr.
By: William F. Glavin Jr.
Principal Executive Officer
Date	05/13/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

/s/ William F. Glavin Jr.
By: William F. Glavin Jr.
Principal Executive Officer
Date	05/13/14

/s/ Brian W. Wixted
By: Brian W. Wixted
Principal Financial Officer
Date	05/13/14